Note Payable - Related Party (Details Narrative) (USD $)	9 Months Ended	30 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Payables and Accruals [Abstract]
Note payable, related party, interest rate		6.00%
Note payable converted into shares	14,993,464
Promissory note, related party, interest rate	8.00%
Promissory note, related party, accrued interest	$ 1,774